Annual Total Returns[BarChart] - Transamerica Morgan Stanley Capital Growth VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.81%)	15.55%	48.25%	6.00%	11.79%	(2.26%)	43.59%	6.68%	23.74%	117.87%